Shareholder Report, Holdings (Details) - Adirondack Small Cap Fund	Mar. 31, 2026
Federeated Hermes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.14%
Antero Zero [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
Health Care Services Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
E Z C O R P [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Ardmore Shipping [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Dole P L C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
Ingles Markets Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
Lincoln National Crop [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
United Fire Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
A E S Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.63%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.01%
Enegry [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.54%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.11%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.91%
Info Tech [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.39%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.16%
Real Estate Inv [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%